Income Taxes (Details)	6 Months Ended
Jun. 30, 2025
Republic of Malta [Member]
Income Taxes [Line Items]
Statutory tax rate	35.00%
United Kingdom [Member]
Income Taxes [Line Items]
Statutory tax rate	25.00%
Republic of Portugal [Member]
Income Taxes [Line Items]
Statutory tax rate	21.00%
Mexico [Member]
Income Taxes [Line Items]
Statutory tax rate	30.00%